Derivative Financial Instruments (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		0 Months Ended	1 Months Ended		0 Months Ended	1 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010	Feb. 15, 2011 June 2003 Interest Rate Swap [Member]	Jun. 30, 2003 June 2003 Interest Rate Swap [Member]	Jun. 30, 2011 June 2003 Interest Rate Swap [Member]	Feb. 15, 2011 August 2003 Interest Rate Swap [Member]	Aug. 31, 2003 August 2003 Interest Rate Swap [Member]	Jun. 30, 2011 August 2003 Interest Rate Swap [Member]
Interest rate swap agreements with underlying notional amounts of debt						$ 100			$ 50
Interest rate swap agreements, maturity date						May 31, 2011			May 31, 2011
Interest rate swap agreements, fixed rate							7.375%			7.375%
Final interest rate swap measurement date					Feb. 15, 2011			Feb. 15, 2011
Increases in interest expense	$ 0.6	$ 1.0	$ 1.9	$ 1.4